Description of Business	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1.	Description of Business

Overview

Apollo Medical Holdings, Inc. (“the Company” or “ApolloMed”) and its affiliated physician groups are a physician-centric integrated population health management company working to provide coordinated, outcomes-based medical care in a cost-effective manner. Led by a management team with over a decade of experience, ApolloMed has built a company and culture that is focused on physicians providing high-quality medical care, population health management and care coordination for patients, particularly senior patients and patients with multiple chronic conditions. ApolloMed believes that the Company is well-positioned to take advantage of changes in the rapidly evolving U.S. healthcare industry, as there is a growing national movement towards more results-oriented healthcare centered on the triple aim of patient satisfaction, high-quality care and cost efficiency.

ApolloMed serves Medicare, Medicaid and health maintenance organization (“HMO”) patients, and uninsured patients, in California. The Company primarily provides services to patients who are covered predominantly by private or public insurance, although the Company derives a small portion of its revenue from non-insured patients. The Company provides care coordination services to each major constituent of the healthcare delivery system, including patients, families, primary care physicians, specialists, acute care hospitals, alternative sites of inpatient care, physician groups and health plans.

ApolloMed’s physician network consists of hospitalists, primary care physicians and specialist physicians primarily through ApolloMed’s owned and affiliated physician groups. ApolloMed operates through its subsidiaries, including Apollo Medical Management, Inc. (“AMM”), Pulmonary Critical Care Management, Inc. (“PCCM”), Verdugo Medical Management, Inc. (“VMM”), ApolloMed Palliative Services, LLC (“APS”), ApolloMed Accountable Care Organization, Inc. (“ApolloMed ACO”), and Apollo Care Connect, Inc. (“ApolloCare”).

Through its wholly-owned subsidiary, AMM, ApolloMed manages affiliated medical groups, which consist of ApolloMed Hospitalists (“AMH”), a hospitalist company, Maverick Medical Group, Inc. (“MMG”), AKM Medical Group, Inc. (“AKM”), Southern California Heart Centers (“SCHC”), Bay Area Hospitalist Associates, A Medical Corporation (“BAHA”) and APA ACO, Inc. (“APAACO”). Through its wholly-owned subsidiary PCCM, ApolloMed previously managed Los Angeles Lung Center (“LALC”) (see below for deconsolidation), and through its wholly-owned subsidiary VMM, ApolloMed previously managed Eli Hendel, M.D., Inc. (“Hendel”) (see below for deconsolidation). AMM, PCCM and VMM each operate as a physician practice management company and are in the business of providing management services to physician practice corporations under long-term management service agreements, pursuant to which AMM, PCCM or VMM, as applicable, manages all non-medical services for the affiliated medical group and has exclusive authority over all non-medical decision making related to ongoing business operations.

ApolloMed has a controlling interest in APS, which owns two Los Angeles-based companies, Best Choice Hospice Care LLC (“BCHC”) and Holistic Health Home Health Care Inc. (“HCHHA”).

ApolloMed also has a controlling interest in ApolloMed ACO, which participates in the Medicare Shared Savings Program (“MSSP”), the goal of which is to improve the quality of patient care and outcomes through more efficient and coordinated approach among providers. Revenues earned by ApolloMed ACO are uncertain, and, if such amounts are payable by the Centers for Medicare & Medicaid Services (“CMS”), they will be paid on an annual basis significantly after the time earned (which may take several years), and are contingent on various factors, including achievement of the minimum savings rate as determined by MSSP for the relevant period. Such payments are earned and made on an “all or nothing” basis. The Company considers revenue, if any, under the MSSP, as contingent upon the realization of program savings as determined by CMS, and are not considered earned and therefore are not recognized as revenue until notice from CMS that cash payments are to be imminently received. CMS determined that the Company did not meet the minimum savings threshold in performance year 2015 and therefore did not receive the “all or nothing” annual shared savings payment in fiscal 2017. The Company is eligible to be considered for an “all or nothing” payment under this program for performance year 2016 (which, if it is paid, would be paid to the Company in the second or third quarter of fiscal 2018).

In January 2016, the Company formed ApolloCare, which acquired certain technology and other assets of Healarium, Inc., which provides the Company with a cloud and mobile-based population health management platform that includes digital care plans, a case management module, connectivity with multiple healthcare tracking devices and the ability to integrate with multiple electronic health records to capture clinical data.

During fiscal 2016, the Company combined the operations of AKM into those of MMG.

In November 2016, BAHA Acquisition Corp., an affiliated entity owned by the Company’s CEO and consolidated as a variable interest entity, acquired the non-controlling interest in BAHA which was previously consolidated as a variable interest entity, and continues to have its financial results consolidated with those of the Company as a variable interest entity. As part of the transaction, the Company acquired the non-controlling interest of BAHA and was reflected as an equity transaction as there was no change in control.

On December 21, 2016, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) among the Company, Apollo Acquisition Corp., a wholly-owned subsidiary of ours (“Merger Subsidiary”), Network Medical Management, Inc. (“NMM”) and Kenneth Sim, M.D., in his capacity as the representative of the shareholders of NMM, pursuant to which NMM, one of the largest healthcare management services organizations in the United States that currently is responsible for coordinating the care for over 600,000 covered patients in Southern and Central California through a network of ten IPAs with over 4,000 contracted physicians, will merge into Merger Subsidiary (the “Merger”) and upon consummation of the Merger, NMM shareholders will receive such number of shares of the Company’s common stock (“Common Stock”) such that, after giving effect to the Merger and assuming there would be no dissenting NMM shareholders at the closing, NMM shareholders will own 82% of the total issued and outstanding shares of Common Stock at the closing of the Merger and the Company’s current stockholders will own the other 18% (the “Exchange Ratio”). Additionally, NMM agreed to relinquish its redemption rights relating to the Company’s Series A Preferred Stock that NMM owns.

On March 30, 2017, NMM, the Company and other relevant parties entered into an Amendment to the Merger Agreement (the “Merger Agreement Amendment”) to exclude, for purposes of calculating the Exchange Ratio, from “parent shares” (as defined in the Merger Agreement) 499,000 shares of Common Stock issued or issuable pursuant to a securities purchase agreement dated as of March 30, 2017, between the Company and Appliance Apex, LLC. As part the Merger Agreement Amendment, the merger consideration to be paid by the Company to NMM was amended to include warrants to purchase 850,000 shares of Common Stock at an exercise price of $11 per share in the closing of the proposed Merger. The waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (“HSR”), with respect to the proposed Merger expired on July 7, 2017. The expiration of the HSR waiting period satisfies a condition to the closing of Merger. Consummation of the Merger, which remains subject to other conditions described in the Merger Agreement, including approval by stockholders of the Company and the shareholders of NMM, is expected to take place in the second half of calendar year 2017. On August 10, 2017, NMM and the Company filed a registration statement on form S-4 with the Securities and Exchange Commission (the “SEC”) in connection with the proposed Merger.

On January 1, 2017 and March 24, 2017, PCCM and VMM amended the management services agreements that they entered into with LALC and Hendel, respectively, and among other things, reduced the scope of services to be provided by PCCM and VMM to align with the actual course of dealing between the parties. Based on the Company’s evaluation of current accounting guidance, it was determined that the Company no longer holds an explicit or implicit variable interest in these entities, and accordingly LALC and Hendel are no longer consolidated effective January 1, 2017 and their operations are not included in the March 31, 2017 and subsequent consolidated financial statements of the Company as of such date.

On January 18, 2017, CMS announced that APAACO, which is owned 50% by ApolloMed and 50% by NMM, has been approved to participate in CMS’ Next Generation ACO Model (the “NGACO Model”). Through this new model, CMS will partner with APAACO and other accountable care organizations (“ACOs”) experienced in coordinating care for populations of patients and whose provider groups are willing to assume higher levels of financial risk and potentially achieve a higher reward under the NGACO Model. The NGACO program began on January 1, 2017. AMM, one of the Company’s wholly-owned subsidiaries, has a long-term management services agreement with APAACO. APAACO is consolidated as a variable interest entity by AMM as it was determined that AMM is the primary beneficiary of APAACO.

In connection with the approval by CMS for APAACO to participate in the NGACO Model, CMS and APAACO have entered into a NGACO Model Participation Agreement (the “Participation Agreement”), which was last modified on December 15, 2016. The term of the Participation Agreement is for two performance years, from January 1, 2017 through December 31, 2018. CMS may offer to renew the Participation Agreement for an additional term of two performance years. Additionally, the Participation Agreement may be terminated sooner by CMS as specified therein. Under the NGACO Model, CMS grants to APAACO a pool of patients to manage (direct care and pay providers) based on a budget negotiated with CMS. APAACO is responsible to manage medical costs for these patients to receive services from doctors and medical service providers as influenced by the Company. The Company earns revenues based on the negotiated contract terms with in-network providers. The Company’s profits or losses in managing the services provided by out-of-network providers are generally determined on an annual basis after reconciliation with CMS. The Company receives capitation from CMS on a monthly basis. Based on the Company’s efficiency or lack thereof, the Company’s profits/losses on providing such services are capped with CMS. The Company records the receipts from CMS as revenue as the Company is primarily responsible and liable for managing the costs incurred by the patients and to satisfy all provider obligations, assuming the credit risk through the arrangement with CMS, and controlling the funds, the services provided and the process by which the providers are ultimately paid.

Liquidity and Capital Resources

The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business.

As shown in the accompanying unaudited condensed consolidated financial statements, the Company has incurred a net loss of approximately $3.8 million during the three months ended June 30, 2017, and, as of June 30, 2017, has a net working capital deficit of approximately $3.1 million and an accumulated deficit of approximately $41.3 million. The primary source of liquidity as of June 30, 2017 is cash and cash equivalents of approximately $31.2 million, which includes the capitation payments received from CMS.

These factors among others raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent upon the Company’s ability to increase revenue, reduce costs, attain a satisfactory level of profitability, obtain suitable and adequate financing, and further develop business. In addition, the Company may have to reduce certain overhead costs through the deferral of salaries and other means, and settle liabilities through negotiation. There can be no assurance that management’s plan and attempts will be successful.

The Company’s ability to continue as a going concern also depends, in significant part, on its ability to obtain the necessary financing to meet its obligations and pay the Company’s obligations arising from normal business operations as they come due. To date, the Company has funded the Company’s operations from a combination of internally generated cash flow and external sources, including the proceeds from the issuance of equity and/or debt securities. The Company is substantially dependent upon the consummation of the Merger to meet the Company’s liquidity requirements. The Company is currently exploring sources of additional funding. Without limiting its available options, future equity financings will most likely be through the sale of additional shares of its securities. It is possible that the Company could also offer warrants, options and/or rights in conjunction with any future issuances of its common stock. The Company’s current sources of revenues are insufficient to cover its operating costs, and as such, has incurred an operating loss since its inception. Thus, until the Company can generate sufficient cash flows to fund operations, the Company remains substantially dependent on raising additional capital through debt and/or equity transactions. Currently, the Company does not have any commitments or assurances for the proposed Merger or additional capital, nor can the Company provide assurance that such financing will be available on favorable terms, or at all. If, after utilizing the existing sources of capital available to the Company, further capital needs are identified and the Company is not successful in obtaining the financing, it may be forced to curtail its existing or planned future operations.

The accompanying condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might be necessary in the event that the Company cannot continue as a going concern.

Certain reclassifications have been made to comparative amounts in order to conform with current period presentation.

1. Description of Business

Apollo Medical Holdings, Inc. (the “Company” or “ApolloMed”) and its affiliated physician groups are a physician-centric integrated population health management company working to provide coordinated, outcomes-based medical care in a cost-effective manner. Led by a management team with over a decade of experience, ApolloMed has built a company and culture that is focused on physicians providing high-quality medical care, population health management and care coordination for patients, particularly senior patients and patients with multiple chronic conditions. ApolloMed believes that the Company is well-positioned to take advantage of changes in the rapidly evolving U.S. healthcare industry, as there is a growing national movement towards more results-oriented healthcare centered on the triple aim of patient satisfaction, high-quality care and cost efficiency.

ApolloMed serves Medicare, Medicaid and health maintenance organization (“HMO”) patients, and uninsured patients, in California. The Company primarily provides services to patients who are covered predominately by private or public insurance, although the Company derives a small portion of its revenue from non-insured patients. The Company provides care coordination services to each major constituent of the healthcare delivery system, including patients, families, primary care physicians, specialists, acute care hospitals, alternative sites of inpatient care, physician groups and health plans.

ApolloMed’s physician network consists of hospitalists, primary care physicians and specialist physicians primarily through ApolloMed’s owned and affiliated physician groups. ApolloMed operates through the following subsidiaries: Apollo Medical Management, Inc. (“AMM”), Pulmonary Critical Care Management, Inc. (“PCCM”), Verdugo Medical Management, Inc. (“VMM”), ApolloMed Accountable Care Organization, Inc. (“ApolloMed ACO”), and Apollo Care Connect, Inc. (“ApolloCare”).

Through its wholly-owned subsidiary, AMM, ApolloMed manages affiliated medical groups, which consist of ApolloMed Hospitalists (“AMH”), a hospitalist company, ApolloMed Care Clinic (“ACC”), Maverick Medical Group, Inc. (“MMG”), AKM Medical Group, Inc. (“AKM”), Southern California Heart Centers (“SCHC”), Bay Area Hospitalist Associates, A Medical Corporation (“BAHA”) and APA ACO, Inc. (“APAACO”). Through its wholly-owned subsidiary PCCM, ApolloMed manages Los Angeles Lung Center (“LALC”) (see below for deconsolidation), and through its wholly-owned subsidiary VMM, ApolloMed manages Eli Hendel, M.D., Inc. (“Hendel”) (see below for deconsolidation). ApolloMed also has a controlling interest in ApolloMed Palliative Services, LLC (“APS”), which owns two Los Angeles-based companies, Best Choice Hospice Care LLC (“BCHC”) and Holistic Health Home Health Care Inc. (“HCHHA”).

AMM, PCCM and VMM each operate as a physician practice management company and are in the business of providing management services to physician practice corporations under long-term management service agreements, pursuant to which AMM, PCCM or VMM, as applicable, manages all non-medical services for the affiliated medical group and has exclusive authority over all non-medical decision making related to ongoing business operations.

ApolloMed ACO participates in the Medicare Shared Savings Program (“MSSP”), the goal of which is to improve the quality of patient care and outcomes through more efficient and coordinated approach among providers. Revenues earned by ApolloMed ACO are uncertain, and, if such amounts are payable by the Centers for Medicare & Medicaid Services (“CMS”), they will be paid on an annual basis significantly after the time earned, and are contingent on various factors, including achievement of the minimum savings rate as determined by MSSP for the relevant period. Such payments are earned and made on an “all or nothing” basis. CMS determined that the Company did not meet the minimum savings threshold in performance year 2015 and therefore did not receive the “all or nothing” annual shared savings payment in fiscal 2017. The Company is eligible to be considered for an “all or nothing” payment under this program for performance year 2016 (which, if it is paid, would be paid to us in fiscal 2018).

In January 2016, the Company formed ApolloCare, which acquired certain technology and other assets of Healarium, Inc., which provides the Company with a cloud and mobile-based population health management platform that includes digital care plans, a case management module, connectivity with multiple healthcare tracking devices and the ability to integrate with multiple electronic health records to capture clinical data.

During fiscal 2016, the Company combined the operations of AKM into those of MMG.

On March 1, 2016, the Company sold substantially all the assets of ACC to an unrelated third party. As the Company still operates various clinics, the sale was not deemed to represent a strategic shift in the Company’s operations and therefore not considered a discontinued operation.

In November 2016, BAHA Acquisition Corp., an affiliated entity owned by the Company’s CEO and consolidated as a variable interest entity, acquired the noncontrolling interest in BAHA which was previously consolidated as a variable interest entity, and continues to have its financial results consolidated with those of the Company as a variable interest entity. As part of the transaction, the Company acquired the noncontrolling interest of BAHA and was reflected as an equity transaction as there was no change in control.

On December 21, 2016, the Company, entered into an Agreement and Plan of Merger (the “Merger Agreement”) among the Company, Apollo Acquisition Corp., a California corporation and wholly-owned subsidiary of the Company (“Merger Subsidiary”), Network Medical Management (“NMM”), and Kenneth Sim, M.D., not individually but in his capacity as the representative of the shareholders of NMM (the “Shareholders’ Representative”) (see Note 10).

On January 1, 2017, PCCM and VMM amended the management services agreements entered into with LALC and Hendel. Based on the Company’s evaluation of current accounting guidance, it was determined that the Company no longer holds an explicit or implicit variable interest in these entities, and accordingly LALC and Hendel are no longer consolidated and their operations are not included in the March 31, 2017 consolidated financial statements of the Company as of such date. In connection with the amendments, the Company recorded a gain on deconsolidation of $242,411 in the consolidated statement of operations, the deconsolidation of the net assets of the LALC and Hendel entities and related noncontrolling interest of $1,023,183 in the consolidated balance sheet, and a decrease in cash and cash equivalents and in the consolidated statements of cash flows in the amount of $858,670.

On January 18, 2017, CMS announced that APAACO, which is owned 50% by ApolloMed and 50% by Network Medical Management, Inc. has been approved to participate in the Next Generation ACO Model “NGACO Model”. Through this new model, CMS will partner with APAACO and other ACOs experienced in coordinating care for populations of patients and whose provider groups are willing to assume higher levels of financial risk and reward under the NGACO Model. The NGACO program began on January 1, 2017.

In connection with the approval by CMS for APAACO to participate in the NGACO Model, CMS and APAACO have entered into the Participation Agreement. The term of the Participation Agreement is two performance years, through December 31, 2018. CMS may offer to renew the Participation Agreement for an additional two performance years. Additionally, the Participation Agreement may be terminated sooner by CMS as specified therein.

Going Concern, Liquidity and Capital Resources

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business.

As shown in the accompanying consolidated financial statements, the Company has a history of operating losses. The Company had a net loss of approximately $8.7 million and approximately $8.2 million for the years ended March 31, 2017 and 2016, respectively. The Company had negative cash flow from operations of approximately $8.1 million and approximately $1.8 million for the years ended March 31, 2017 and 2016, respectively.

As of March 31, 2017, the Company had an accumulated deficit of approximately $37.7 million. At March 31, 2017, the Company had cash equivalents of approximately $8.7 million compared to cash and cash equivalents of approximately $9.3 million at March 31, 2016. At March 31, 2017, the Company had net borrowings from notes and lines of credit totaling approximately $9.9 million compared to net borrowings at March 31, 2016 of approximately $0.2 million and availability under lines of credit of approximately $0.2 million.

These factors among others raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s long-term ability to continue as a going concern is dependent upon the Company’s ability to increase revenue, reduce costs, achieve a satisfactory level of profitable operations, and obtain additional sources of suitable and adequate financing. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might be necessary in the event that the Company cannot continue as a going concern. The Company’s ability to continue as a going concern is also dependent on management’s ability to further develop business operations. The Company may also have to reduce certain overhead costs through the reduction of salaries and other means, and settle liabilities through negotiation. There can be no assurance that management’s attempts at any or all of these endeavors will be successful.

To date, the Company has funded the Company’s operations from a combination of internally generated cash flow and external sources, including the proceeds from the issuance of equity and/or debt securities. The Company expects to continue to fund the Company’s working capital requirements, capital expenditures and payments of principal and interest on outstanding indebtedness, with cash on hand, cash flows from operations, available borrowings under the Company’s lines of credit and, if available, additional financings of equity and/or debt. Management does not believe that the Company has sufficient liquidity to meet the Company’s obligations for at least the next twelve months without some additional funds, such as funds available from raising capital. However, no assurance can be given that any such funds will be available at all or available on favorable terms. The Company is substantially dependent upon the consummation of the Merger to meet the Company’s liquidity requirements. See “NMM Transaction” in Note 10.